Average Annual Total Returns (Vanguard Total International Stock Index Fund ETF)	Vanguard Total International Stock Index Fund Vanguard Total International Stock Index Fund - ETF Shares 11/1/2013 - 10/31/2014	Return After Taxes on Distributions Vanguard Total International Stock Index Fund Vanguard Total International Stock Index Fund - ETF Shares 11/1/2013 - 10/31/2014	Return After Taxes on Distributions and Sale of Fund Shares Vanguard Total International Stock Index Fund Vanguard Total International Stock Index Fund - ETF Shares 11/1/2013 - 10/31/2014	Based on Market Value Vanguard Total International Stock Index Fund Vanguard Total International Stock Index Fund - ETF Shares 11/1/2013 - 10/31/2014	FTSE Global All Cap ex US Index Vanguard Total International Stock Index Fund Vanguard Total International Stock Index Fund - ETF Shares 11/1/2013 - 10/31/2014	MSCI ACWI ex USA IMI Vanguard Total International Stock Index Fund Vanguard Total International Stock Index Fund - ETF Shares 11/1/2013 - 10/31/2014	Spliced Total International Stock Index Vanguard Total International Stock Index Fund Vanguard Total International Stock Index Fund - ETF Shares 11/1/2013 - 10/31/2014
Average Annual Returns for Periods Ended December 31, 2014
One Year	(4.17%)	(4.96%)	(1.79%)	(4.84%)	(3.39%)	(3.89%)	(3.39%)
Since Inception	2.31%	1.62%	1.79%	2.28%	2.57%	2.36%	2.48%